EQUITY (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Oct. 24, 2024	Jul. 08, 2024	Sep. 30, 2024	Sep. 30, 2023	Oct. 06, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			91,735,440	76,395,420
Common stock, shares, outstanding			22,933,860	7,114,140
Stock issued during period value preferred shares			¥ 138,720	¥ 852,137
Capital reduction
Dividends			¥ 3,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares, outstanding					22,933,860
Guarantees fees	¥ 9,900
Class A Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of preferred stock		3,600,000	3,600,000
Preferred stock, shares authorized		3,600,000		3,600,000
Conversion price		¥ 83.33
Capitial reduction			¥ 12,600
Class B Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of preferred stock		7,966,320	7,560,000
Preferred stock, shares authorized		7,560,000		7,740,000
Conversion price		¥ 158.17
Capitial reduction			¥ 53,100
Class C Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of preferred stock			3,980,100
Preferred stock, shares authorized		3,980,100		4,000,020
Stock issued during period shares preferred shares			560,220	3,419,880
Stock issued during period value preferred shares			¥ 138,720	¥ 852,137
Conversion of convertible securities		4,253,400
Capitial reduction			¥ 287,000
Class C Preferred Shares [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price		¥ 231.50
Class C Preferred Shares [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion price		¥ 250.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity method investment ownership percentage			50.00%
Conversion of preferred stock			15,819,720
New issues				53,940
Stock issued during period value preferred shares
Conversion of convertible securities			15,819,720
Capital reduction			¥ 145,000
Capital reduction			(145,020)	(4,719)
Capitial reduction			4,700
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period value preferred shares			68,693	424,652
Capital reduction			145,020	¥ 357,437
Capitial reduction			¥ 357,400